Investment Objectives and Goals - Principal Focused Blue Chip ETF	Jun. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL FOCUSED BLUE CHIP ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.